UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10345

Nuveen Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund 3 (NZF)
	July 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 139.2% (98.0% of Total Investments)
	Alabama – 0.6% (0.4% of Total Investments)
$ 3,500	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 3,712,240
	2006C-2, 5.000%, 11/15/36 (UB)
	Alaska – 0.1% (0.1% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	788,880
	Series 2006A, 5.000%, 6/01/46
	Arizona – 1.9% (1.4% of Total Investments)
3,390	Arizona State Transportation Board, Highway Revenue Bonds, Series 2006, 13.377%, 7/01/16 (IF)	No Opt. Call	AAA	4,625,180
5,000	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic	7/15 at 100.00	AA	5,439,900
	Plaza Expansion Project, Series 2005A, 5.000%, 7/01/30 – FGIC Insured
2,200	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	2,287,010
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
10,590	Total Arizona			12,352,090
	California – 16.5% (11.6% of Total Investments)
	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist
	Health System/West, Series 2003A:
2,220	5.000%, 3/01/28	3/13 at 100.00	A	2,236,250
140	5.000%, 3/01/33	3/13 at 100.00	A	140,935
1,670	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital	11/21 at 100.00	AA–	1,906,372
	and Clinics, Series 2008A-2. RMKT, 5.250%, 11/15/40
3,400	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	3,888,920
	Series 2009B, 5.500%, 10/01/39
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, 2007A, 5.000%,	11/16 at 100.00	AA–	3,046,334
	11/15/42 (UB)
4,170	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	4,576,784
	Series 2012A, 5.000%, 4/01/42
5,355	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	AA–	7,512,690
	Option Bond Trust 3175, 13.551%, 5/15/14 (IF)
20	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG	12/12 at 100.00	AA	20,034
	Insured (Alternative Minimum Tax)
	Ceres Unified School District, Stanislaus County, California, General Obligation Bonds,
	Series 2002B:
2,180	0.000%, 8/01/31 – FGIC Insured	10/12 at 33.26	A+	716,893
3,300	0.000%, 8/01/32 – FGIC Insured	10/12 at 31.34	A+	1,022,274
615	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	644,495
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
11,865	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BB–	9,073,996
	Bonds, Series 2007A-1, 5.125%, 6/01/47
7,150	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B,	7/21 at 100.00	Aa2	8,790,353
	6.125%, 7/15/40
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A,	1/21 at 100.00	AA	11,425,700
	5.000%, 7/01/41
	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding
	Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2001:
8,640	5.750%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/13 at 100.00	A	8,664,624
5,000	5.375%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	1/13 at 100.00	A	5,007,900
1,500	5.250%, 1/01/23 – AMBAC Insured (Alternative Minimum Tax)	1/13 at 100.00	A	1,501,830
10,000	5.500%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)	1/13 at 100.00	A	10,008,700
12,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital	8/30 at 100.00	A+	9,410,640
	Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40
3,850	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	10/21 at 100.00	AA–	3,532,260
	Participation, Series 2011, 0.000%, 10/01/28 – AGM Insured
3,550	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	4,308,706
	7.500%, 12/01/41
3,000	San Diego Community College District, California, General Obligation Bonds, Tender Option Bond	8/21 at 100.00	AA+	4,353,060
	Trust 1005, 13.638%, 8/01/41 (IF)
10,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	BBB	2,818,400
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – NPFG Insured
3,000	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aaa	1,371,870
	2006C, 0.000%, 9/01/30 – NPFG Insured
115,525	Total California			105,980,020
	Colorado – 4.9% (3.4% of Total Investments)
2,250	Canterberry Crossing Metropolitan District II, Parker, Colorado, Limited Tax General	12/12 at 100.00	N/R (4)	2,302,088
	Obligation Bonds, Series 2002, 7.375%, 12/01/32 (Pre-refunded 12/01/12)
1,495	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle	3/13 at 100.00	N/R (4)	1,557,476
	Creek Education Center, Series 2002A, 7.625%, 3/15/32 (Pre-refunded 3/15/13)
2,950	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks	5/16 at 102.00	N/R	2,769,785
	Academy, Series 2006A, 5.400%, 5/01/26
865	Colorado Housing Finance Authority, Multifamily Project Bonds, Class I, Series 2001A-1,	10/12 at 100.00	AAA	866,038
	5.500%, 4/01/31 (Alternative Minimum Tax)
5,000	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	12/17 at 100.00	N/R	4,702,600
	Series 2007A, 5.600%, 12/01/34 – RAAI Insured
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured	11/16 at 100.00	A+	6,129,781
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	A+	3,746,919
4,335	5.000%, 11/15/25 – FGIC Insured	11/16 at 100.00	A+	4,922,089
	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds,
	Series 2007:
950	5.125%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	901,550
2,000	5.250%, 12/01/36 – RAAI Insured	12/17 at 100.00	N/R	1,804,420
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	1,038,140
	8.000%, 12/01/25
630	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	719,328
	5.375%, 6/01/31
30,140	Total Colorado			31,460,214
	Connecticut – 0.3% (0.2% of Total Investments)
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare,	7/21 at 100.00	A	1,614,435
	Series 2011A, 5.000%, 7/01/41
	District of Columbia – 1.9% (1.3% of Total Investments)
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	10,508,900
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,538,788
	Tender Option Bond Trust 1606, 11.436%, 10/01/30 – AMBAC Insured (IF)
11,335	Total District of Columbia			12,047,688
	Florida – 4.4% (3.1% of Total Investments)
4,980	Broward County, Florida, Airport System Revenue Refunding Bonds, Series 2009O, 5.375%, 10/01/29	10/19 at 100.00	A+	5,725,307
6,850	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012, 5.000%,	7/22 at 100.00	AA	7,701,387
	7/01/42 (WI/DD, Settling 8/01/12)
	Orange County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Oak Glen
	Apartments, Series 2001G:
1,105	5.400%, 12/01/32 – AGM Insured	12/12 at 100.00	AA–	1,106,260
2,195	5.450%, 12/01/41 – AGM Insured	12/12 at 100.00	AA–	2,197,063
5,000	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds, Series 2003B,	7/13 at 100.00	A	5,138,050
	5.000%, 7/01/30 – AMBAC Insured
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	5,841,650
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
1,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	491,397
	6.650%, 5/01/40 (6), (7)
26,585	Total Florida			28,201,114
	Georgia – 4.3% (3.1% of Total Investments)
15,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2010C, 5.250%, 1/01/30	1/21 at 100.00	A1	17,378,699
3,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	3,327,780
	Medical Center Project, Series 2010, 8.125%, 12/01/45
2,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	1,901,120
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/42
5,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/35 –	1/14 at 100.00	AA–	5,246,850
	FGIC Insured
25,000	Total Georgia			27,854,449
	Hawaii – 0.7% (0.5% of Total Investments)
4,295	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2003A, 5.250%, 3/01/26	3/13 at 100.00	Aa1 (4)	4,422,261
	(Pre-refunded 3/01/13) – AGM Insured
	Illinois – 16.7% (11.8% of Total Investments)
3,200	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	3,657,536
	5.250%, 12/01/40
8,375	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.500%, 1/01/19 – AGM Insured	1/13 at 100.00	AA–	8,395,770
	(Alternative Minimum Tax)
2,630	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	2,960,933
4,950	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	10/12 at 100.00	A+ (4)	4,957,772
	Airport, Series 2001A, 5.375%, 1/01/32 (Pre-refunded 10/17/12) – AMBAC Insured
	(Alternative Minimum Tax)
2,220	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A, 5.500%,	No Opt. Call	Aa3	2,555,131
	1/01/16 – NPFG Insured
1,165	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A2	1,242,251
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
7,500	Community Unit School District 308, Oswego, in the Counties of Kendall, Kane, and Will,	10/14 at 100.00	Aa2 (4)	8,315,325
	Illinois, General Obligation Bonds, Series 2004, 5.375%, 10/01/17 (Pre-refunded 10/01/14) –
	AGM Insured
8,875	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	10,055,286
2,415	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program –	12/14 at 100.00	A2	2,516,189
	Kankakee County, Series 2005B, 5.000%, 12/01/24 – AMBAC Insured
3,465	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	3,736,691
	5.500%, 8/01/37
4,125	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A,	10/21 at 100.00	Aa1	4,673,873
	5.000%, 10/01/51
9,000	Illinois Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc.,	9/12 at 100.00	BBB+ (4)	9,099,810
	Series 2001, 5.875%, 12/01/31 (Pre-refunded 9/24/12)
5,000	Lake County School District 38, Big Hallow, Illinois, General Obligation Bonds, Series 2005,	No Opt. Call	N/R	3,169,950
	0.000%, 2/01/22 – AMBAC Insured
7,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	4,881,800
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
12,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	AAA	13,458,599
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
45,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	9,577,800
	Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/43 – AGM Insured
2,790	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	3,391,133
	Expansion Project, Series 1998A, 5.500%, 6/15/29 – FGIC Insured
10,000	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.000%, 12/01/41 – AGM Insured	12/14 at 100.00	Aaa	10,765,200
139,710	Total Illinois			107,411,049
	Indiana – 3.8% (2.7% of Total Investments)
4,230	Indiana Finance Authority, Educational Facilities Revenue Bonds, Tudor Park Foundation, Series	6/15 at 100.00	Aa3	4,509,476
	2005B, 5.000%, 6/01/24
6,700	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	7,390,770
	2011B, 5.000%, 10/01/41
2,600	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A+	2,669,290
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
3,500	University of Southern Indiana, Student Fee Revenue Bonds, Series 2001H, 5.000%, 10/01/21 –	10/12 at 100.00	A1	3,508,190
	AMBAC Insured
	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
2,500	5.750%, 9/01/42	9/17 at 100.00	N/R	2,576,350
2,500	5.800%, 9/01/47	9/17 at 100.00	N/R	2,582,125
1,090	Wayne County Jail Holding Corporation, Indiana, First Mortgage Bonds, Series 2001, 5.500%,	1/13 at 101.00	A1 (4)	1,127,409
	7/15/22 (Pre-refunded 1/15/13) – AMBAC Insured
23,120	Total Indiana			24,363,610
	Iowa – 0.1% (0.1% of Total Investments)
1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	898,230
	5.625%, 6/01/46
	Kansas – 0.3% (0.2% of Total Investments)
	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement,
	Series 2007B:
1,000	5.125%, 5/15/37	5/14 at 103.00	N/R	998,950
1,000	5.125%, 5/15/42	5/14 at 103.00	N/R	995,830
2,000	Total Kansas			1,994,780
	Kentucky – 1.3% (0.9% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	1,099,530
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/42 – AGC Insured
5,400	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	6,238,944
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29
645	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community	10/22 at 100.00	A	651,153
	Hospital Corporation, Series 2012A, 4.000%, 10/01/29 (WI/DD, Settling 8/01/12)
7,045	Total Kentucky			7,989,627
	Louisiana – 7.4% (5.2% of Total Investments)
2,000	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East	7/21 at 100.00	Baa2	2,324,700
	Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB–	3,377,880
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
10,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding	10/21 at 100.00	A+	11,072,000
	Series 2011, 5.000%, 10/01/41
3,700	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	3,861,098
	Series 2007A, 5.500%, 5/15/47
4,425	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	Baa1	5,277,299
	Series 2011, 6.750%, 5/15/41
20,890	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	11/12 at 100.00	A–	21,307,588
	Series 2001B, 5.875%, 5/15/39
44,015	Total Louisiana			47,220,565
	Maryland – 2.3% (1.6% of Total Investments)
1,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007B,	4/17 at 100.00	N/R	989,690
	5.250%, 4/01/37
950	Maryland Community Development Administration, Insured Multifamily Housing Mortgage Loan	1/13 at 100.00	Aa2 (4)	951,634
	Revenue Bonds, Series 2001B, 5.250%, 7/01/21 (Pre-refunded N/A) (Alternative Minimum Tax)
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,368,920
	Center, Series 2006A, 5.000%, 12/01/31
10,600	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/12 at 100.00	N/R	10,662,540
	7.400%, 9/01/19 (Alternative Minimum Tax)
555	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	569,530
	Retirement Community, Series 2007, 4.750%, 7/01/34
15,105	Total Maryland			14,542,314
	Massachusetts – 6.1% (4.3% of Total Investments)
1,375	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/12 at 102.00	N/R	1,390,386
	5.250%, 10/01/26
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BB–	1,009,900
	Project, Series 2005D, 5.250%, 7/01/30
1,600	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	1,783,520
	University Issue, Series 2009A, 5.750%, 7/01/39
400	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A,	7/21 at 100.00	A	445,676
	5.125%, 7/01/41
5,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/13 at 100.00	N/R	4,999,800
	2001A, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,627,231
	8/01/46 – AGM Insured (UB) (5)
5,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.250%, 11/01/30	11/12 at 100.00	AA+ (4)	5,063,550
	(Pre-refunded 11/01/12)
	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
2,255	5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	AA+ (4)	2,302,535
7,495	5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	AA+ (4)	7,652,995
7,165	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	7,892,462
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
3,210	Worcester, Massachusetts, General Obligation Bonds, Series 2011, 3.000%, 8/15/12 – AGM Insured	No Opt. Call	AA–	3,213,531
37,965	Total Massachusetts			39,381,586
	Michigan – 8.3% (5.8% of Total Investments)
15,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	Aa2	18,646,050
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)
690	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	729,026
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
2,000	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital	8/17 at 100.00	N/R	1,764,400
	Obligated Group, Series 2007A, 5.000%, 8/15/38
3,580	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds Series 2011A,	7/21 at 100.00	AA–	4,249,388
	5.500%, 7/01/41
5,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA	5,548,400
	5.000%, 12/01/39
13,000	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012A,	No Opt. Call	AAA	14,157,649
	5.000%, 7/01/14
2,250	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series	10/21 at 100.00	Aa3	2,591,865
	2011-I-A, 5.375%, 10/15/41
1,545	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sisters of Mercy	No Opt. Call	BBB (4)	1,610,292
	Health Corporation, Series 1993P, 5.375%, 8/15/14 – NPFG Insured (ETM)
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,
	Series 2006A:
2,865	5.000%, 12/01/31 (UB)	12/16 at 100.00	AA	3,088,241
635	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	752,412
46,565	Total Michigan			53,137,723
	Minnesota – 1.2% (0.8% of Total Investments)
2,170	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Multifamily	10/12 at 104.00	Aaa	2,280,974
	Housing Revenue Bonds, Rose Apartments Project, Series 2001, 6.350%, 10/20/37
	(Alternative Minimum Tax)
3,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D,	No Opt. Call	AA+	3,712,710
	5.000%, 8/01/18
1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	1,397,646
	Project, Series 2007-1, 5.000%, 8/01/36
6,545	Total Minnesota			7,391,330
	Mississippi – 0.8% (0.6% of Total Investments)
2,155	Mississippi Business Finance Corporation, GNMA Collateralized Retirement Facility Mortgage	11/12 at 100.00	AA+	2,158,060
	Revenue Refunding Bonds, Aldersgate Retirement Community Inc. Project, Series 1999A,
	5.450%, 5/20/34
3,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	3,137,880
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
5,155	Total Mississippi			5,295,940
	Missouri – 1.1% (0.8% of Total Investments)
1,495	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	BBB+	1,520,236
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36
1,000	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional	12/17 at 100.00	N/R	1,010,420
	Medical Center, Series 2007, 5.000%, 12/01/32
1,825	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs	10/12 at 100.00	AAA	1,843,177
	Redevelopment Project, Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University,	11/21 at 100.00	AAA	2,968,375
	Series 2011B, 5.000%, 11/15/37
6,820	Total Missouri			7,342,208
	Montana – 0.8% (0.5% of Total Investments)
5,000	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	1/13 at 100.00	B+	5,017,350
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
	Nebraska – 0.8% (0.6% of Total Investments)
3,390	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2010A,	9/12 at 100.00	AA+ (4)	3,606,757
	6.050%, 9/01/41 (Pre-refunded 9/01/12)
1,005	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AA+	1,749,333
	City 2, Series 2006A, 20.031%, 8/01/40 – AMBAC Insured (IF)
4,395	Total Nebraska			5,356,090
	Nevada – 5.4% (3.8% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	11,482,900
6,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	6,600,240
	International Airport, Series 2010A, 5.250%, 7/01/42
4,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/13 at 100.00	N/R	40
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40 (6)
5,000	Henderson, Nevada, General Obligation Sewer Bonds, Series 2004, 5.000%, 6/01/34 (Pre-refunded	12/14 at 100.00	AA (4)	5,540,150
	12/01/14) – FGIC Insured
10,000	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Bonds, Water &	6/21 at 100.00	AA+	11,288,900
	Refunding Series 2011C, 5.000%, 6/01/38
35,000	Total Nevada			34,912,230
	New Hampshire – 0.3% (0.2% of Total Investments)
2,000	New Hampshire Health and Education Authority, Hospital Revenue Bonds, Concord Hospital, Series	10/12 at 100.50	Aa3	2,027,160
	2001, 5.500%, 10/01/21 – AGM Insured
	New Jersey – 5.3% (3.7% of Total Investments)
10,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water	11/12 at 101.00	A2	10,143,300
	Company, Series 2002A, 5.250%, 11/01/32 – AMBAC Insured (Alternative Minimum Tax)
955	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	960,291
	Series 2003, 5.500%, 7/01/33
4,125	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	Aa3	4,345,399
	Grants, Series 2002A, 5.500%, 9/15/13 – AMBAC Insured
12,970	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	4,953,243
	Appreciation Series 2010A, 0.000%, 12/15/33
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA–	7,571,400
	0.000%, 12/15/33 – AGM Insured
7,260	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	5,846,188
	Series 2007-1A, 4.750%, 6/01/34
55,310	Total New Jersey			33,819,821
	New York – 8.6% (6.0% of Total Investments)
900	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	BBB–	888,840
	Schools, Series 2007A, 5.000%, 4/01/32
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,275	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,469,004
3,400	0.000%, 7/15/44	No Opt. Call	BBB–	639,030
4,675	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	5,325,293
	Purpose Series 2011C, 5.000%, 3/15/41
1,780	East Rochester Housing Authority, New York, GNMA Secured Revenue Bonds, Gates Senior Housing	9/12 at 101.00	N/R (4)	1,799,402
	Inc., Series 2001, 5.300%, 4/20/31 (Pre-refunded 9/17/12)
2,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,465,589
	2011A, 5.750%, 2/15/47
5,010	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	5,155,941
	2/15/47 – NPFG Insured
1,200	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA–	1,347,576
	5/01/36 – AGM Insured
5,555	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A	6,225,044
	5.000%, 9/01/42
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A,	11/21 at 100.00	A	838,208
	5.000%, 11/15/41
4,155	Monroe County Airport Authority, New York, Revenue Refunding Bonds, Greater Rochester	No Opt. Call	BBB	4,219,486
	International Airport, Series 1999, 5.750%, 1/01/13 – NPFG Insured (Alternative Minimum Tax)
8,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	8,531,680
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
3,125	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	3,682,156
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
8,000	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local	10/14 at 100.00	AAA	8,795,680
	Government Assistance Corporation, Series 2004A, 5.000%, 10/15/21 – NPFG Insured
60	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20 –	8/13 at 100.00	AA	60,259
	NPFG Insured
3,000	New York State Power Authority, General Revenue Bonds, Series 2011A, 5.000%, 11/15/38	11/21 at 100.00	Aa2	3,489,750
52,985	Total New York			54,932,938
	North Carolina – 1.1% (0.8% of Total Investments)
1,710	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	2,031,360
	Bonds, Series 2008, Trust 1149, 14.819%, 7/15/32 (IF) (5)
1,200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	1,289,268
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
1,750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA+ (4)	1,942,220
	Carolinas Healthcare System, Series 2005A, 4.875%, 1/15/32 (Pre-refunded 1/15/15)
520	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A,	No Opt. Call	N/R (4)	531,596
	5.500%, 1/01/13 (ETM)
1,085	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A,	No Opt. Call	A	1,108,501
	5.500%, 1/01/13
6,265	Total North Carolina			6,902,945
	Ohio – 2.4% (1.7% of Total Investments)
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and
	Improvement Series 2012A:
650	5.000%, 5/01/33	5/22 at 100.00	AA–	727,922
970	4.000%, 5/01/33	5/22 at 100.00	AA–	981,291
800	5.000%, 5/01/42	5/22 at 100.00	AA–	874,496
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
4,735	5.125%, 6/01/24	6/17 at 100.00	B	3,974,133
710	5.875%, 6/01/30	6/17 at 100.00	B+	589,563
685	5.750%, 6/01/34	6/17 at 100.00	BB	557,741
1,570	5.875%, 6/01/47	6/17 at 100.00	BB	1,275,295
5,800	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	AA+	6,385,452
	5.000%, 11/15/41
15,920	Total Ohio			15,365,893
	Oklahoma – 1.9% (1.4% of Total Investments)
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
4,370	5.000%, 2/15/37	2/17 at 100.00	A	4,582,032
955	5.000%, 2/15/42	2/17 at 100.00	A	997,287
6,305	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	6,691,686
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	97,812
	System, Series 2008, Trust 3500, 8.391%, 6/15/30 (IF)
11,718	Total Oklahoma			12,368,817
	Oregon – 0.7% (0.5% of Total Investments)
4,700	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds,	11/12 at 100.00	AA–	4,738,211
	PeaceHealth Project, Series 2001, 5.250%, 11/15/21 – AMBAC Insured
	Pennsylvania – 3.5% (2.4% of Total Investments)
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	494,385
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
3,500	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue	1/13 at 100.00	D	2,241,680
	Bonds, Northampton Generating Project, Series 1994A, 6.600%, 1/01/19 (Alternative
	Minimum Tax) (6)
5,605	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Senior Lien Series 2012A,	12/22 at 100.00	Aa3	6,409,542
	5.000%, 12/01/42
12,500	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AA+ (4)	12,992,374
	District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – AGM Insured
22,105	Total Pennsylvania			22,137,981
	Puerto Rico – 0.4% (0.3% of Total Investments)
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	AA–	2,658,875
	5.250%, 8/01/57
	Tennessee – 0.5% (0.3% of Total Investments)
1,595	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities	9/22 at 100.00	AA	1,618,128
	Revenue Bonds, Series 2012A, 4.000%, 9/01/42
3,680	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 30.07	A	894,939
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41
275	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	287,348
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
800	5.500%, 11/01/37 (6)	11/17 at 100.00	N/R	15,992
2,800	5.500%, 11/01/46 (6)	11/17 at 100.00	N/R	55,972
9,150	Total Tennessee			2,872,379
	Texas – 16.7% (11.8% of Total Investments)
5,445	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,716,433
	4.250%, 8/15/36 (UB)
2,700	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	3,138,804
	6.250%, 1/01/46
4,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011,	1/21 at 100.00	AA–	5,052,825
	5.000%, 1/01/36
1,455	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/13 at 100.00	A+	1,456,833
	Bonds, Series 2001A, 5.500%, 11/01/35 – FGIC Insured (Alternative Minimum Tax)
5,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A,	9/14 at 100.00	N/R	5,365,150
	7.000%, 9/01/25
10,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D,	11/21 at 100.00	AA	11,553,500
	5.000%, 11/15/40
4,965	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/16 at 100.00	A2	5,587,959
	Facilities Department, Refunding Series 2011B, 5.250%, 9/01/27
6,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001B,	No Opt. Call	AA+ (4)	8,640,540
	5.500%, 12/01/29 – NPFG Insured (ETM)
14,200	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	15,083,382
	2007A, 4.750%, 8/01/43 (UB)
8,000	Lower Colorado River Authority, Texas, Transmission Contract Refunding Revenue Bonds, LCRA	5/20 at 100.00	A+	8,866,160
	Transmission Services Corporation Project, Refunding & Improvement Series 2010,
	5.000%, 5/15/40
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series	4/21 at 100.00	BBB	1,952,300
	2011A, 7.250%, 4/01/36
2,500	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	A	2,848,700
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative
	Minimum Tax)
3,150	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	3,463,425
	5.750%, 1/01/38
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
4,370	0.000%, 9/01/43	9/31 at 100.00	AA	3,090,508
9,130	0.000%, 9/01/45	9/31 at 100.00	AA	7,115,922
3,500	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University,	10/20 at 100.00	AA–	3,972,360
	Series 2010, 5.000%, 10/01/41
7,700	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	8,279,425
	Texas Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
9,110	0.000%, 8/15/37	8/15 at 31.98	AAA	2,613,477
9,110	0.000%, 8/15/40	8/15 at 27.11	AAA	2,198,699
7,110	0.000%, 8/15/44	8/15 at 21.88	AAA	1,380,407
119,695	Total Texas			107,376,809
	Utah – 0.3% (0.2% of Total Investments)
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001E:
505	5.200%, 1/01/18 (Alternative Minimum Tax)	1/13 at 100.00	AA–	506,661
225	5.500%, 1/01/23 (Alternative Minimum Tax)	1/13 at 100.00	Aaa	233,746
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001F-1:
805	4.950%, 7/01/18 (Alternative Minimum Tax)	1/13 at 100.00	AA–	813,396
340	5.300%, 7/01/23 (Alternative Minimum Tax)	1/13 at 100.00	Aaa	351,873
1,875	Total Utah			1,905,676
	Virginia – 0.3% (0.2% of Total Investments)
1,000	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr	12/15 at 100.00	N/R	1,013,760
	Village, Series 2005, 5.375%, 12/01/28
1,000	Virginia Commonwealth University Health System Authority, General Revenue Bonds, Series 2011,	7/21 at 100.00	AA–	1,104,280
	4.750%, 7/01/41
2,000	Total Virginia			2,118,040
	Washington – 4.9% (3.5% of Total Investments)
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42	1/19 at 100.00	AA+	2,963,975
1,820	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Refunding Series 2012A,	8/22 at 100.00	Aa3	2,157,537
	5.000%, 8/01/30
5,205	Port of Seattle, Washington, Revenue Bonds, Series 2005A, 5.000%, 3/01/35 – NPFG Insured	3/15 at 100.00	Aa3	5,632,435
10,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health, Series 2011A,	2/21 at 100.00	AA	11,036,600
	5.000%, 2/01/41
3,410	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	3,780,735
	Center, Series 2011A, 5.625%, 1/01/35
	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of
	Puget Sound, Series 2001:
3,005	5.375%, 12/01/17 – AMBAC Insured	12/12 at 100.00	BBB–	3,025,164
2,915	5.375%, 12/01/18 – AMBAC Insured	12/12 at 100.00	BBB–	2,933,598
28,855	Total Washington			31,530,044
	Wisconsin – 0.3% (0.2% of Total Investments)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/17 at 100.00	BBB+	1,037,400
	Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33
350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/12 at 100.00	AA–	351,257
	Health Obligated Group, Series 2001, 5.375%, 10/01/30
330	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	333,650
	Services Inc., Series 2003A, 5.125%, 8/15/33
1,680	Total Wisconsin			1,722,307
$ 945,668	Total Municipal Bonds (cost $828,435,868)			893,165,919
Shares	Description (1)			Value
	Investment Companies – 0.6% (0.5% of Total Investments)
6,266	BlackRock MuniHoldings Fund Inc.			$ 117,174
26,880	Dreyfus Strategic Municipal Fund			263,155
131,278	DWS Municipal Income Trust			2,011,179
43,020	Invesco VK Investment Grade Municipal Trust			675,845
30,000	Invesco VK Municipal Opportunity Trust			462,000
43,420	PIMCO Municipal Income Fund II			575,315
	Total Investment Companies (cost $3,325,133)			4,104,668
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Short-Term Investments – 2.2% (1.5% of Total Investments)
	Iowa – 1.3% (0.9% of Total Investments)
$ 8,500	Iowa State, Special Obligation Bonds, I-Jobs Program, Tender Option Bond Trust 13B-B REG D,	6/19 at 100.00	AA	$ 8,500,000
	Variable Rate Demand Series, 0.150%, 6/01/26 (8)
	Washington – 0.9% (0.6% of Total Investments)
5,480	Bellingham, Washington, Water and Sewer Revenue Bonds, Tender Option Bond Trust 11981X,	No Opt. Call	Aa2	5,480,000
	Variable Rate Demand Series, 0.180%, 8/01/19 (8)
$ 13,980	Total Short-Term Investments (cost $13,980,000)			13,980,000
	Total Investments (cost $845,741,001) – 142.0%			911,250,587
	Floating Rate Obligations – (6.9)%			(44,412,000)
	MuniFund Rate Term Preferred Shares, at Liquidation Value – (10.9)% (9)			(70,000,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (26.4)% (9)			(169,200,000)
	Other Assets Less Liabilities – 2.2%			13,974,871
	Net Assets Applicable to Common Shares – 100%			$ 641,613,458

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$892,674,522	$491,397	$893,165,919
Investment Companies	4,104,668	—	—	4,104,668
Short-Term Investments:
Municipal Bonds	—	13,980,000	—	13,980,000
Total	$4,104,668	$906,654,522	$491,397	$911,250,587

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $803,922,125.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$77,664,104
Depreciation	(14,685,956)
Net unrealized appreciation (depreciation) of investments	$62,978,148

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(8)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(9)	MuniFund Term Preferred Shares and Variable Rate MuniFund Preferred Shares, at Liquidation Value as
a percentage of Total Investments are 7.7% and 18.6%, respectively.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 28, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 28, 2012